Weighted average number of ordinary shares for basic earnings per share (Detail) - shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Weighted average ordinary shares and adjusted weighted average ordinary shares [abstract]
Weighted average number of ordinary shares for basic earnings per share	49,806	47,325	47,325
Effect of dilution:
Share options	382	0	0
Convertible loan	421	0	0
Weighted average number of ordinary shares adjusted for effect of dilution	50,609	47,325	47,325